Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivables	$ 12,326	$ 11,238
Allowances for credit losses		(312)	$ (312)
Accounts receivables, net	$ 12,326	$ 10,926